SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Advertising expense	$ 284,540,000	$ 282,804,000	$ 187,318,000
Severance pay expenses	$ 22,413,000	$ 15,737,000	12,042,000
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	0.77%	1.21%
Restricted deposits, weighted average interest rate	0.63%	0.038%
Foreign currency derivative fair value, net	$ 394,000	$ 6,841,000
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 19,500
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 2,271,000	1,117,000	727,000
Income (expenses) related to hedging activity	6,408,000	(5,529,000)	963,000
Accumulated income (loss) on derivatives	(5,761,000)	5,133,000	1,881,000
Grants	509,000	957,000	852,000
Deferred commissions	3,187,000	1,072,000
Amortization expenses in connection with deferred commissions	110,000	2,000
Capitalization of software development costs	2,519,000	575,000	778,000
Price allocated to remaining performance obligations	$ 611,217,000
Percentage of remaining performance obligation	79.00%
Company’s equity investments in privately held companies	$ 11,477,000	72,646,000
Privately held company, investment amount	96,222,000
Unrealized gains related to revaluation of its equity investments in privately held companies	2,833,000	67,822,000
Unrealized gains of investment transferred to marketable securities	3,946,000
Decrease to accumulated deficit from early adoption of ASU 2020-06 using the modified retrospective approach	53,527,000
Decrease to additional paid-in capital from early adoption of ASU 2020-06 using the modified retrospective approach	215,712,000
Increase to Convertible Senior Notes			162,185,000
Understatement of accumulated deficit	(648,138,000)	(584,456,000)
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	26,000
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	259,903,000
Foreign currency derivative fair value, net	476,000	(1,719,000)
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative, Notional Amount	156,806,000
Accumulated income (loss) on derivatives	296,000	6,841,000
IIA [Member]
Significant Accounting Policies [Line Items]
Grants	0	16,000	758,000
EIC [Member]
Significant Accounting Policies [Line Items]
Grants	$ 9,000	120,000	21,000
Revision of Prior Period, Error Correction, Adjustment [Member]
Significant Accounting Policies [Line Items]
Deferred revenues, understated		36,177,000
Deferred expenses, overstated		21,660,000
Understatement of accumulated deficit		$ 14,517,000	$ 12,804,000	$ 11,470,000